QUARTERLY DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of unaudited quarterly data
Net sales	$ 2,244.8	$ 2,269.9	$ 2,218.7	$ 1,772.3	$ 1,512.7	$ 1,551.8	$ 1,516.4	$ 1,430.7	$ 8,505.7	$ 6,011.6	$ 5,808.3
Cost of Goods and Services Sold									5,602.4	3,808.5	3,585.1
Gross profit	740.7	762.9	774.6	625.1	546.5	571.2	568.6	516.8	2,903.3	2,203.1	2,223.2
Net earnings attributable to Laboratory Corporation of America Holdings	$ 114.2	$ 152.8	$ 168.4	$ 1.5	$ 119.6	$ 137.2	$ 141.3	$ 113.1	$ 436.9	$ 511.2	$ 573.8
Earnings Per Share
Basic earnings per share (in dollars per share)	$ 1.13	$ 1.51	$ 1.67	$ 0.02	$ 1.41	$ 1.62	$ 1.67	$ 1.33	$ 4.42	$ 6.03	$ 6.36
Diluted earnings per common share (in dollars per share)	$ 1.11	$ 1.49	$ 1.64	$ 0.02	$ 1.37	$ 1.59	$ 1.64	$ 1.31	$ 4.34	$ 5.91	$ 6.25